EQUITY - Shares Buy-back (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
EQUITY.
Value of number of shares authorized to buy back		$ 300
Percentage of purchased shares to issued shares		2.70%
Percentage of cancelled shares to issued shares		1.50%
Percentage of waiver over the total paid dividends	1.00%